ASHMORE FUNDS

Supplement dated January 3, 2019 to the Ashmore Funds Prospectus, Dated February 28, 2018 (as supplemented thereafter)

Disclosure Related to the Ashmore Funds (the “Funds”)

This supplement contains information which amends, modifies or supersedes certain information contained in the Prospectus of the Funds dated February 28, 2018, as supplemented thereafter (the “Prospectus”).

The following changes will be effective immediately:

1.    The name of Ashmore Emerging Markets Corporate Debt Fund is changed to “Ashmore Emerging Markets Corporate Income Fund.” All references to Ashmore Emerging Markets Corporate Debt Fund are hereby replaced with Ashmore Emerging Markets Corporate Income Fund.

2.    The sixth paragraph in the sub-section entitled “Principal Investment Strategies” within the section “Summary Information about the Funds – Ashmore Emerging Markets Corporate Debt Fund” is hereby deleted in its entirety and replaced with the following:

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 20% of its net assets in investments denominated in currencies other than the U.S. dollar.

3.    The sub-section entitled “Shareholder Fees” within the section “Summary Information about the Funds – Ashmore Emerging Markets Short Duration Fund” is hereby deleted in its entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None

4.

The seventh paragraph in the sub-section entitled “Principal Investment Strategies” within the section “Principal Investments and Strategies of Each Fund – Ashmore Emerging Markets Corporate Debt Fund” is hereby deleted in its entirety and replaced with the following:

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 20% of its net assets in investments denominated in currencies other than the U.S. dollar.

5.	The sub-section entitled “Class A Shares” within the section “Classes of Shares” is hereby deleted in its entirety and replaced with the following:

Class A Shares

•

You pay an initial sales charge of up to 4.00% with respect to Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, and Ashmore Emerging Markets Corporate Debt Fund, 5.25% with respect to Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Equity Fund, and 2.25% with respect to Ashmore Emerging Markets Short Duration Fund when you buy Class A Shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A Shares. Please see the SAI for details.

•

Class A Shares are subject to lower Rule 12b-1 fees than Class C Shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders, but pay initial sales charges that do not apply to Class C Shares.

•

You normally pay no CDSC when you redeem Class A Shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A Shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A Shares without a sales charge. Please see the SAI for details.

6.	The sub-section entitled “Class C Shares” within the section “Classes of Shares” is hereby deleted in its entirety and replaced with the following:

Class C Shares

•	You do not pay an initial sales charge when you buy Class C Shares. The full amount of your purchase payment is invested initially.

•	You normally pay a CDSC of 1% if you redeem Class C Shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors.

•	Class C Shares are subject to higher Rule 12b-1 fees than Class A Shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

Effective on or about September 30, 2018 (the “Class C Conversion Date”), all Class C shares of a Fund that were purchased ten years or more prior to the Class C Conversion Date will automatically convert to Class A shares of the same Fund. After the Class C Conversion Date, all Class C shares of a Fund will automatically convert to Class A shares of the same Fund following the ten-year anniversary of purchase. Such conversions are subject to certain limitations as described below under “How to Sell or Exchange Shares—Automatic Conversion of Class C Shares Into Class A Shares.”

The following provides additional information about the sales charges, distribution and servicing fees and other expenses associated with Class A and Class C Shares. Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See “Payments to Financial Intermediaries” in this prospectus and the SAI for details.

7.

The second and third paragraphs of the sub-section entitled “Initial Sales Charges - Class A Shares” within the section “Classes of Shares” are hereby deleted in their entirety and replaced with the following:

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A Shares of a Fund is the NAV of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors who purchase $1,000,000 or more of a Fund’s Class A Shares (for all Funds except the Ashmore Emerging Markets Short Duration Fund) or $500,000 or more of Class A Shares (for the Ashmore Emerging Markets Short Duration Fund) (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

All Funds, except Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Equity Fund:

8.	The following is added after the second table in the sub-section entitled “Initial Sales Charges – Class A Shares” within the section “Classes of Shares”:

Ashmore Emerging Markets Short Duration Fund:

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$99,999	2.30%	2.25%
$100,000–$249,999	1.27%	1.25%
$250,000–$499,999	1.01%	1.00%
$500,000+	0.00%	0.00%

9.

The first paragraph of the sub-section entitled “Contingent Deferred Sales Charges (CDSCs) – Class A and Class C Shares” within the section “Classes of Shares” is hereby deleted in its entirety and replaced with the following:

CDSCs on Class A Shares. Unless a waiver applies, investors who purchase $1,000,000 or more of Class A Shares (for all Funds except the Ashmore Emerging Markets Short Duration Fund) or $500,000 or more of Class A Shares (for the Ashmore Emerging Markets Short Duration Fund) (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A Shares without an initial sales charge or if you are eligible for a waiver of the CDSC.

10.	The following paragraph is added after the ninth paragraph of the section “How to Sell or Exchange Shares”:

Automatic Conversion of Class C Shares Into Class A Shares. Effective on or about or about the Class C Conversion Date, all Class C shares of a Fund that were purchased ten years or more prior to the Class C Conversion Date will automatically convert to Class A shares of the same Fund. After the Class C Conversion Date, all Class C shares of a Fund held in accounts directly with the Trust’s transfer agent will automatically convert to Class A shares of the same Fund on or about the first business day of the month following the ten-year anniversary of purchase. The timing of the conversion for Class C shareholders who purchase and hold their Fund shares through different financial intermediaries may vary following the ten-year anniversary of purchase. Such conversions will be effected on the basis of the relative net asset values of the Class C and Class A shares involved in the conversion. See “Distribution of Trust Shares—Additional Information About Automatic Conversion of Class C Shares Into Class A Shares” in the Statement of Additional Information for additional detail and certain limitations.

Investors Should Retain This Supplement for Future Reference

ASHMORE FUNDS

Supplement dated January 3, 2019 to the Ashmore Funds Statement of Additional Information, Dated February 28, 2018 (as supplemented thereafter)

Disclosure Related to the Ashmore Funds (the “Funds”)

This supplement contains information which amends, modifies or supersedes certain information contained in the Statement of Additional Information of the Funds dated February 28, 2018, as supplemented thereafter (the “SAI”).

The following changes will be effective immediately:

1.    The name of Ashmore Emerging Markets Corporate Debt Fund is changed to “Ashmore Emerging Markets Corporate Income Fund.” All references to Ashmore Emerging Markets Corporate Debt Fund are hereby replaced with Ashmore Emerging Markets Corporate Income Fund.

2.    The following is added as a new sub-section after the sub-section entitled “Multiple Share Classes – Class A, Class C and Institutional Class Shares” within the section “Distribution of Trust Shares and Multiple Share Classes”:

Additional Information About Automatic Conversion of Class C Shares Into Class A Shares

Effective on or about September 30, 2018 (the “Class C Conversion Date”), all Class C shares of a Fund that were purchased ten years or more prior to the Class C Conversion Date will automatically convert to Class A shares of the same Fund (the “Class C to A Conversion”). After the Class C Conversion Date, all Class C shares of a Fund held in accounts directly with the Trust’s transfer agent will automatically convert to Class A shares of the same Fund on or about the first business day of the month following the ten-year anniversary of purchase. After the Class C Conversion Date, all Class C shares of a Fund held through a financial intermediary (subject to the exceptions noted below) will automatically convert to Class A shares of the same Fund following the ten-year anniversary of purchase. Although the timing of this conversion may differ from the timing stated above, it is expected to occur during the month following the ten-year anniversary of purchase. Such conversions will be effected on the basis of the relative net asset values of the Class C and Class A shares involved in the conversion. When Class C shares convert, any other Class C shares that were acquired by the shareholder by the reinvestment of dividends or distributions will also convert to Class A shares.

Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. It is the financial intermediary’s (and not the applicable Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Not all financial intermediaries track purchases to credit individual shareholders’ holding periods. In particular, group retirement plans held through third party intermediaries that hold Class C shares in an omnibus account in certain instances do not track participant level share lot aging. Please consult with your financial intermediary about your eligibility to exercise this conversion privilege.

3.    The second paragraph of the sub-section entitled “Initial Sales Charges – Class A Shares” within the section “Distribution of Trust Shares and Multiple Share Classes” is hereby deleted in its entirety and replaced with the following:

All Funds, except Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Equity Fund:

4.    The following is added after the second table in the sub-section entitled “Initial Sales Charges – Class A Shares” within the section “Distribution of Trust Shares and Multiple Share Classes”:

Ashmore Emerging Markets Short Duration Fund:

Amount of Purchase	Sales Charge as a % of Net Amount Invested	Sales Charge as a % of Public Offering Price	Discount or Commission to Dealers as a % of Public Offering Price*
$0–$99,999	2.30%	2.25%	2.00%
$100,000–$249,999	1.27%	1.25%	1.10%
$250,000–$499,999	1.01%	1.00%	0.90%
$500,000+	0.00%	0.00%	0.00% **

*	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.
**

The Distributor will pay a commission to dealers that sell amounts of $500,000 or more of Class A Shares according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25% of amounts over $5,000,000. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase. These payments are not made in connection with sales to employer-sponsored plans.

5.    The second paragraph of the sub-section entitled “Letter of Intent” within the sub-section entitled “Waivers or Reductions of Initial Sales Charges on Class A Shares” within the sub-section entitled “Initial Sales Charges – Class A Shares” within the section “Distribution of Trust Shares and Multiple Share Classes” is hereby deleted in its entirety and replaced with the following:

Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $150,000 in Class A Shares of any Fund (except the Ashmore Emerging Markets Short Duration Fund), you and your spouse each purchase Class A Shares of a Fund worth $45,000 (for a total of $90,000), it will only be necessary to invest a total of $60,000 during the following 13 months in Class A Shares of any of the Funds to qualify for the 3.50% sales charge on the total amount being invested (i.e., $150,000).

6.    The second paragraph of the sub-section entitled “Contingent Deferred Sales Charges (CDSCs) – Class A and Class C” within the section “Distribution of Trust Shares and Multiple Share Classes” is hereby deleted in its entirety and replaced with the following:

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A Shares (for all Funds except the Ashmore Emerging Markets Short Duration Fund) or $500,000 or more of Class A Shares (for the Ashmore Emerging Markets Short Duration Fund) (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A Shares without an initial sales charge or if you are eligible for a waiver of the CDSC.

Investors Should Retain This Supplement for Future Reference